Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
CASH FLOW FROM OPERATING ACTIVITIES
Net income for the year	R$ 268,536	R$ 520,100	R$ 317,646
Adjustments to reconcile net income for the year
Depreciation and amortization	88,491	82,614	110,004
Gain on sale of farm	(306,473)	(140,658)	(31,737)
Residual value of property, plant and equipment and intangible assets disposed	5,882	1,586	6,309
Write-off of capitalized costs in investment properties	733	6,743
Share of (loss) profit of a joint venture	70	31	(11)
Unrealized loss (gain) on derivatives, net	(34,490)	(14,241)	8,960
Unrealized foreign exchange loss (gain), monetary variation and financial charges, net	22,259	18,769	100,800
Gain on remeasurement of receivable from sale of farms, net	47,227	(31,634)	(124,674)
Effect of share-based incentive plan – ILPA	5,928	3,165	2,550
Deferred income and social contribution taxes	(40,051)	76,194	(50,536)
Changes in fair value of biological assets and agricultural products	(78,238)	(549,764)	(527,348)
Adjustments to net realizable value of agricultural products after harvest	47,708	50,822	22,728
(Reversal of) Allowance for doubtful accounts	2,093	20	151
Provision for legal claims	2,180	19	1,404
Total	31,855	23,766	(163,754)
Changes in assets and liabilities
Trade accounts receivable	255,310	(25,715)	127,375
Inventories	1,372	(74,350)	(154,937)
Biological assets	140,483	466,490	388,082
Recoverable taxes	(14,612)	(612)	(23,835)
Derivative financial instruments	(2,099)	(24,127)	(5,828)
Other receivables	36,813	(56,409)	31,638
Trade accounts payable	(134,377)	(57,891)	(51,056)
Related parties	(567)	364	(3,218)
Taxes payable	14,711	17,465	30,765
Salaries and payroll	(2,094)	2,975	2,940
Advances from customers	(108)	2,820	(4,958)
Leases payable	(4,082)	(34,877)	(25,464)
Other liabilities	25,908	(5,667)	(657)
Payment of contingencies	(2,005)	(347)	(1,444)
Farm acquisitions	(144,747)
Net cash flows from operating activities	201,761	233,885	145,649
Income tax and social contribution	(46,028)	(28,707)	(28,249)
Net cash flows from operating activities	155,733	205,178	117,400
CASH FLOW FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment and intangible assets	(60,783)	(50,843)	(18,712)
Redemption of marketable securities	110,962	(36,892)	2,782
Increase in investment and participation	4,865	(1,994)
Acquisition of entities under common control net of cash acquired			(164,247)
Net cash flows used in investing activities	55,044	(89,729)	(180,177)
CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from loans, financing and debentures	217,583	60,436	488,190
Interest paid on loans, leases, financing and debentures	(30,684)	(41,697)	(16,491)
Payment of loans and financing	(127,981)	(296,555)	(345,830)
Dividends paid	(319,975)	(459,984)	(42,000)
Capital increase, net of share issue costs			870,988
Net cash flows from (used in) financing activities	(261,057)	(737,800)	954,857
Increase/decrease in cash and cash equivalents	(50,280)	(622,351)	892,080
Cash and cash equivalents at beginning of year	435,493	1,059,107	171,045
Effect of exchange rate variation on cash and cash equivalents	(1,376)	(1,263)	(4,018)
Cash and cash equivalents at end of year	R$ 383,837	R$ 435,493	R$ 1,059,107